INVESTMENTS IN DEBT AND EQUITY SECURITIES (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Senior Debt Obligations
Equity Securities without Readily Determinable Fair Value [Line Items]
Debt securities	$ 0.1
NorAm Drilling
Equity Securities without Readily Determinable Fair Value [Line Items]
Investment owned, balance (in shares)	1.3	1.3
Equity securities, unrealized gain (loss)	$ 0.7	$ (1.3)
Foreign exchange gain/(loss)	$ 0.0	$ 0.4